Segment Information - Additional Information (Detail) - Operating segments [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	10.00%
Number of customers contributing more than ten percent of revenue	0	0